Commitments and Contingencies - Schedule of Annual Repayment of Contractual Commitments (Details) (Parenthetical)) - USD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
Accounts Payable and Accrued Liabilities, Noncurrent	$ 90.7
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests	93.7	$ 123.3	$ 343.6	$ 321.2
LIONS GATE ENTERTAINMENT CORP [Member]
Contractual Obligation Fiscal Year Maturity Schedule [Line Items]
Accounts Payable and Accrued Liabilities, Noncurrent	90.7
Temporary Equity, Carrying Amount, Including Portion Attributable to Noncontrolling Interests	$ 93.7	$ 123.3	$ 343.6	$ 321.2